Basic and diluted net (loss) income per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net (loss)/income	$ 1,108	$ (14,140)	$ (53,415)
Less: net loss attributable to the non-controlling interests	(83)	(300)	(246)
Net (loss)/income attributable to Xunlei Limited	1,191	(13,840)	(53,169)
Numerator of basic net (loss)/income per share	1,191	(13,840)	(53,169)
Numerator of diluted net (loss)/income per share	$ 1,191	$ (13,840)	$ (53,169)
Denominator:
Denominator for basic net (loss)/income per share weighted average shares outstanding	334,707,559	337,429,601	337,845,675
Denominator for diluted net (loss)/income per share	335,969,780	337,429,601	337,845,675
Basic net( loss)/ income per share	$ 0.0036	$ (0.0410)	$ (0.1574)
Diluted net (loss)/income per share	$ 0.0035	$ (0.0410)	$ (0.1574)